NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE

Loan Transactions with New Vision Financial, Ltd.

From time to time we have borrowed funds from New Vision Financial, Ltd. (“New Vision”).  The loans have been made pursuant to promissory notes that bear interest at 7% per annum, and are convertible into common stock at $0.03 per share.  New Vision converted all of its indebtedness into common stock in 2010.  On October 1, 2012, we issued New Vision 3,946,233 as additional consideration on notes converted on November 12, 2010.  The transaction was recorded as debt conversion expense.